BORROWINGS - Supplemental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit facilities [Line Items]
Net cash flows from financing activities	$ 2,596	$ 3,489	$ 2,143
Corporate borrowings
Credit facilities [Line Items]
Beginning balance	2,548	2,149
Net cash flows from financing activities	228	545
Non-cash Acquisitions	0	0
Non-cash Disposal	0	0
Non-cash, transfer to liabilities held-for-sale	0	0
Non-cash Other	57	(146)
Ending balance	2,833	2,548	2,149
Non-recourse borrowings
Credit facilities [Line Items]
Beginning balance	22,302	19,380
Net cash flows from financing activities	2,279	3,254
Non-cash Acquisitions	2,073	443
Non-cash Disposal	(164)	0
Non-cash, transfer to liabilities held-for-sale	0	(171)
Non-cash Other	379	(604)
Ending balance	26,869	22,302	$ 19,380
Net cash flow from financing activities related to tax equity	307	233
Non recourse borrowings acquired in asset acquisitions	$ 103	$ 129